Adoption of New Accounting Standards	9 Months Ended
Jan. 31, 2026
Disclosure of initial application of standards or interpretations [abstract]
Adoption of New Accounting Standards
3.
ADOPTION OF NEW ACCOUNTING STANDARDS

Standards not yet adopted

IFRS 18

The new requirements introduced in IFRS 18 will help to achieve comparability of the financial performance of similar entities, especially related to how ‘operating profit or loss’ is defined. The new disclosures required for some management-defined performance measures will also enhance transparency. The Company is currently evaluating the impact of this standard to the financial statements.

These amendments are effective for reporting periods beginning on or after January 1, 2027.